EQUITY	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

15. EQUITY

As of September 30, 2025 and 2024, the Company had 4,615,224 and 3,057,848 stocks authorized, respectively. Each holder of a common share is entitled to one vote for each share held as of the record date and is entitled to receive dividends, when, as and if declared by the shareholders’ meeting or the board of directors of the Company. The number of total common shares outstanding was 1,153,806 and 764,462 as of September 30, 2025 and 2024, respectively.

PicoCELA is subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Common shares

Under the Companies Act, issuances of common shares are required to be credited to the common shares account for at least 50% of the proceeds and to the additional paid-in capital account for the remaining amounts. During the fiscal year ended September 30, 2025, the Company issued an aggregate of 389,344 common shares through public offerings and third-party allotments. During the fiscal year ended September 30, 2024, Class A preferred shares of 120,000 units, Class B preferred shares of 252,000 units, and Class C preferred shares of 132,670 units were converted into common shares of 527,324 units with no gain or loss recognized when the conversion occurred. As disclosed under “Note 12. Borrowings,” during the fiscal year ended September 30, 2023, 1,798 common shares, which were retrospectively adjusted to reflect the 1 for 60 sub-division effected on October 24, 2024 and the 1 for 30 reverse share split effected on January 26, 2026, were issued to the CEO in exchange for guarantees fees to the CEO of ¥9.9 million.

Class A preferred shares

In the event of distribution of residual assets upon dissolution of the Company, the Company shall pay to the Class A preferred shareholders as equally as to Class B and C preferred shareholders, prior to common shareholders, an amount equal to the contributed amount. At any time, Class A preferred shares are convertible into the Company’s common shares at a certain conversion price. Class A preferred shares contain terms that change the conversion prices as disclosed below. On July 8, 2024, Class A preferred shares of 120,000 units were converted into common shares of 120,000 units at a conversion price of ¥2,499.90 per share. On July 17, 2024, at the Extraordinary Shareholders Meeting, the Company’s shareholders approved a resolution to amend the articles of incorporation to eliminate Class A preferred shares.

Class B preferred shares

In the event of distribution of residual assets upon dissolution of the Company, the Company shall pay to the Class B preferred shareholders as equally as to Class A and C preferred shareholders, prior to common shareholders, an amount equal to the contributed amount. At any time, Class B preferred shares are convertible into the Company’s common shares at a certain conversion price. Class B preferred shares contain terms that change the conversion prices as disclosed below. On July 8, 2024, Class B preferred shares of 252,000 units were converted into common shares of 265,544 units at a conversion price of ¥4,745.10 per share. On July 17, 2024, at the Extraordinary Shareholders Meeting, the Company’s shareholders approved a resolution to amend the articles of incorporation to eliminate Class B preferred shares.

Class C preferred shares

In the event of distribution of residual assets upon dissolution of the Company, the Company shall pay to the Class C preferred shareholders as equally as to Class A and B preferred shareholders, prior to common shareholders, an amount equal to the contributed amount. At any time, Class C preferred shares are convertible into the Company’s common shares at a certain conversion price. Class C preferred shares contain terms that change the conversion prices as disclosed below. During the fiscal year ended September 30, 2023, the Company issued an aggregate of 113,996 units of Class C preferred shares, which were retrospectively adjusted to reflect the 1 for 60 sub-division effected on October 24, 2024, in exchange for ¥852,137 thousand. During the fiscal year ended September 30, 2024, the Company issued an aggregate of 18,674 units of Class C preferred shares, which were retrospectively adjusted to reflect the 1 for 60 sub-division effected on October 24, 2024, in exchange for ¥138,720 thousand. On July 8, 2024, Class C preferred shares of 132,670 units were converted into common shares of 141,780 units at a conversion price of ¥6,945.00 and ¥7,500.00. On July 17, 2024, at the Extraordinary Shareholders Meeting, the Company’s shareholders approved a resolution to amend the articles of incorporation to eliminate Class C preferred shares.

Terms that change the conversion prices of Class A, B and C preferred shares

Class A, B and C preferred shares contain a feature that requires the conversion price to be adjusted in the following events.

(a)	In the event of a stock split of common shares
(b)	In the event of a reverse stock split of common shares
(c)	In the event that the Company issues common shares or disposes of common shares held by the Company for an amount lower than the conversion price before adjustment
(d)	In the event that the Company issues or disposes of shares, stock acquisition rights (including those attached to bonds with stock acquisition rights) or other securities, or shares, stock acquisition rights or other securities that may be acquired by the Company in exchange for the delivery of common shares of the Company at a price lower than the amount to be paid for such shares, stock acquisition rights, or other securities
(e)	In the event of the issuance of stock acquisition rights (including Common Shares or shares to be acquired in exchange for delivery of Common Shares or shares that may be requested to be acquired by the Company) that would result in the issue price per share (the amount obtained by dividing the amount paid for the issuance of stock acquisition rights plus the amount of assets to be contributed upon exercise by the number of shares of the Company to be delivered upon exercise; the same shall apply hereinafter) issued upon exercise of the stock acquisition rights (including the case of gratis allotment) being less than the conversion price before adjustment
(f)	In the events of merger, share exchange, share transfer, corporate capital, or reduction in the amount of capital
(g)	In the event that causes or may cause a change in the number of outstanding common shares of the Company (excluding a change caused by the number of common shares of the Company held by the Company)

Capital reduction

Under the Companies Act, the Company is allowed to transfer the amounts of common shares, additional paid-in capital, and accumulated deficit among the balances of these equity accounts under certain conditions upon resolution of the shareholders. On September 30, 2025, the Company reduced ¥660.7 million of common shares and increased ¥660.7 million of additional paid-in capital. On September 30, 2024, the Company reduced ¥145.0 million of common shares and increased ¥145.0 million of additional paid-in capital. On July 31, 2023, upon the resolution of the shareholders, a reduction in the amount of common shares, Class A preferred shares, Class B preferred shares and Class C preferred shares was approved in accordance with the Companies Act. As a result, common shares, Class A preferred shares, Class B preferred shares, and Class C preferred shares were reduced by ¥4.7 million, ¥12.6 million, ¥53.1 million, and ¥287.0 million, respectively, and transferred to additional paid-in capital increasing additional paid-in capital by ¥357.4 million in total.

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon a resolution approved at the shareholders’ meeting. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to the shareholders, subject to certain limitations and additional requirements. Semi-annual interim dividends may also be paid once a year upon a resolution approved by the board of directors, if the articles of incorporation of the company stipulate so. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stocks. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after the payment dividends must be maintained at the level that is not below ¥3 million.

Increases/decreases and transfer of common shares, reserve, and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of common share. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reduced without limitation. The Companies Act also provides that common share, legal reserve, additional paid-in capital, other capital surplus and retained earnings may be transferred among the accounts under certain conditions upon resolution of the shareholders.

Treasury Stocks

The Companies Act also provides for companies to purchase treasury stocks and dispose of such treasury stocks by resolution of the board of directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by a specific formula.